Share capital - Summary of warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of warrants
Opening balance	2,779,898	2,257,171	500,000
Granted	522,727	1,757,171
Ending balance	2,779,898	2,257,171	500,000
Weighted average exercise price
Opening balance	$ 13.90	$ 14.00
Granted	15.50	13.90
Ending balance	$ 14.20	$ 13.90	$ 14.00
Weighted average remaining contractual life (years)
Granted	1 year 8 months 23 days	4 years 2 months 23 days
Weighted Average Remaining Contractual Life	2 years 5 months 27 days	2 years 11 months 1 day	2 years 8 months 19 days